FEDERATED MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 26, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MONEY MARKET OBLIGATIONS TRUST (the “[Trust”)

Federated California Municipal Cash Trust

Federated Connecticut Municipal Cash Trust

Federated Tax-Free Trust

Federated Florida Municipal Cash Trust

Federated Georgia Municipal Cash Trust

Federated Massachusetts Municipal Cash Trust

Federated Michigan Municipal Cash Trust

Federated Minnesota Municipal Cash Trust

Federated New Jersey Municipal Cash Trust

Federated New York Municipal Cash Trust

Federated North Carolina Municipal Cash Trust

Federated Ohio Municipal Cash Trust

Federated Pennsylvania Municipal Cash Trust

Federated Virginia Municipal Cash Trust

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2015, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 159 on February 25, 2015.

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary